UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:Mar 28,2002


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:     CooperNeff Advisors, Inc.
Address:  555 CROTON RD
          KING OF PRUSSIA, PA 19406


13F File Number: 028-05262


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     Cathy Beckett
Title:    Chief Financial Officer
Phone:    610-491-1511
Signature ,Place, and Date of Signing:
Cathy Beckett
KING OF PRUSSIA,PA
5/07/02


Report Type (Check only one.):


[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[  ]        13F NOTICE.  (Check here if no holdings reported are in
            this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:
**NONE**

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

               FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:        0
Form 13F Information Table Entry Total:8
Form 13F Information Table Value Total:$14515038

List of Other Included Managers:

 No.  13F File Number     Name
**NONE**

Manager: CooperNeff Advisors, Inc.          Period End Date: Mar 28,2002     Page  1 of 1

            ITEM 1                   ITEM 2         ITEM 3    ITEM 4        ITEM 5        ITEM 6  ITEM 7          ITEM 8
------------------------------ ------------------ --------- --------- ------------------ ------- -------- ---------------------
                                                                      Value     Shrs or   SH/ PUT/        Other
Name of Issuer                 Title of Class     CUSIP     (x$1000)  Prn Amt   PRN CALL Dscretn Managers Sole      Shared None
------------------------------ ------------------ --------- --------- --------- --- ---- ------- -------- --------- ------ ----
AM 7 07/15/06                  Fixed Income Sec   026375AJ4 1426      6092000            SOLE             6092000   0      0
CAL4.50 02/01/07               Fixed Income Sec   210795PD6 251       251000             SOLE             251000    0      0
CORNING 3.5 11/15/08           Fixed Income Sec   219350AK1 1009      940000             SOLE             940000    0      0
ICN6.5 07/15/08                Fixed Income Sec   448924AM2 272       1454000            SOLE             1454000   0      0
KLIC 5.25 08/09                Fixed Income Sec   501242AJ0 267       848000             SOLE             848000    0      0
SRV 6.75 06/22/08              Fixed Income Sec   817565AU8 1420      1373000            SOLE             1373000   0      0
VGR 6.25% 07/15/08             Fixed Income Sec   92240MAC2 2468      2490000            SOLE             2490000   0      0
XMSR 7.75% CONV DUE 3/1/2006   Fixed Income Sec   983759AA9 5002      5088000            SOLE             5088000   0      0